SEGMENT REPORTING	12 Months Ended
Dec. 31, 2017
SEGMENT REPORTING
SEGMENT REPORTING

21.  SEGMENT REPORTING

The Group has determined that it operates in five operating segments: (1) Supply chain management services, (2) Express delivery services, (3) Freight delivery services, (4) Store+ services, and (5) Others. The “Others” category principally relates to finance leasing and cross-border logistic services. The operating segments also represented the reporting segments.

The chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The CODM assesses the performance of the operating segments based on the measures of revenue, cost of revenue and gross profit/(loss). Other than the information provided below, the CODM does not use any other measures by segments. The Group currently does not allocate assets to its operating segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenue are derived from the PRC, no geographical information is presented.

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2015, 2016 and 2017.

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Revenue:
Supply chain management	861,753	1,363,468	1,854,356	285,009
Express delivery	3,758,956	5,412,729	12,850,067	1,975,019
Freight delivery	680,746	1,609,391	3,178,850	488,580
Store+	9,700	560,226	2,226,034	342,135
Others	32,023	125,456	649,784	99,870
Inter-segment*	(86,851)	(227,133)	(769,529)	(118,274)

Total revenue	5,256,327	8,844,137	19,989,562	3,072,339
Cost of revenue:
Supply chain management	823,356	1,297,227	1,746,999	268,509
Express delivery	4,087,157	5,696,746	12,508,090	1,922,458
Freight delivery	929,708	1,912,750	3,363,457	516,954
Store+	9,714	569,557	2,072,912	318,601
Others	27,583	122,239	573,581	88,158
Inter-segment*	(86,810)	(221,952)	(761,028)	(116,968)

Total cost of revenue	5,790,708	9,376,567	19,504,011	2,997,712
Gross (loss)/profit:
Supply chain management	38,397	66,241	107,357	16,500
Express delivery	(328,201)	(284,017)	341,977	52,561
Freight delivery	(248,962)	(303,359)	(184,607)	(28,374)
Store+	(14)	(9,331)	153,122	23,534
Others	4,440	3,217	76,203	11,712
Inter-segment*	(41)	(5,181)	(8,501)	(1,306)

Total gross (loss)/profit	(534,381)	(532,430)	485,551	74,627

(*)The inter-segment eliminations mainly consist of (i) express delivery services provided by the Express delivery services segment to the Supply chain management services segment; and (ii) supply chain management services provided by the Supply chain management services segment to the Store+ services segment, and (iii) services provided by the Others segment to the Express delivery services, Freight delivery services and Supply chain management services segment, for the years ended December 31, 2015, 2016 and 2017, respectively.